Recapitalization Transaction	12 Months Ended
Dec. 31, 2019
Recapitalization Transaction [Abstract]
Recapitalization Transaction
Recapitalization Transaction
Overview
On May 11, 2017, the Majority Sponsors completed the Recapitalization. The Recapitalization was funded through (i) cash equity contributions (and deferred equity contributions) from investment funds affiliated with the Sponsors, (ii) equity contributions of PPD common stock from affiliates of one of the Sponsors and from certain members of management, (iii) the issuance of new long-term debt and (iv) cash on hand from the Company, as well as the assumption of the Company’s existing long-term debt.
In summary, the following transactions associated with the Reorganization Merger and Recapitalization Merger were effectuated to complete the Recapitalization:
At the effective time of the Reorganization Merger:

•	each issued and outstanding share of Jaguar I common stock was automatically canceled and converted into one share of initial PPD common stock;

•	shares of Jaguar I common stock held in treasury were canceled and retired for no cash or other consideration; and

•
PPD assumed the Jaguar I 2011 Equity Incentive Plan (the “Jaguar I Plan”) and each outstanding option to purchase Jaguar I common stock (a “Jaguar I Option”) was converted into an equivalent option to purchase the same number of shares of initial PPD common stock (a “PPD Option”), including the same terms, conditions and vesting requirements in place prior to the Reorganization Merger.

Immediately prior to the Recapitalization Merger:

•	the Conversion occurred;

•	Buyer was funded with cash equity contributions totaling $770.2 million from investment funds affiliated with the Sponsors in exchange for the issuance of 51.1 million shares; and

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a rollover of initial PPD common stock by one of the Sponsor affiliates and certain members of management occurred (collectively, the “Rollover Sellers”) for a total of $1.4 billion, whereby the Rollover Sellers contributed 92.5 million shares of initial PPD common stock (the “Rollover Shares”) in exchange for the same number of shares of Buyer common stock, plus the right to receive additional consideration as described below.

At the effective time of the Recapitalization Merger:

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87.1 million shares of initial PPD common stock (including PPD restricted stock) issued and outstanding were canceled and converted into and became the right to receive from Buyer, without interest, $1.3 billion in cash consideration plus additional consideration as described below;

•	shares common stock of Buyer were converted into shares of PPD common stock, respectively;

•
outstanding initial PPD Options, whether or not vested or exercisable, became fully vested and were canceled and converted into the right to receive (i) the excess of the per share consideration over the applicable exercise price multiplied by the number of shares issuable upon exercise (the “PPD Option Consideration”), (ii) unpaid special cash bonuses (previously awarded, unvested and unpaid) with respect to such Jaguar I Options (“Special Cash Bonuses”) and (iii) additional consideration as described below. Certain members of management who held initial PPD Options received a portion of their PPD Option Consideration in the form of 2.4 million shares of PPD common stock. Refer below for more information on PPD Option Consideration and Special Cash Bonuses;

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132.8 million shares of initial PPD common stock issued and outstanding were cancelled and converted into $2.0 billion of cash consideration payable to certain affiliates of the Majority Sponsors which was deferred (the “Deferred Recapitalization Payment”) until September 29, 2017 (the “Deferred Payment Date”). Refer below for more information on the Deferred Recapitalization Payment; and

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the owners of initial PPD common stock after the Reorganization Merger and prior to the Recapitalization Merger (including the Rollover Sellers) and holders of initial PPD Options (collectively, the “Pre-Closing Holders”) each became entitled to receive additional consideration (“Additional Recapitalization Consideration”) related to certain tax benefits anticipated to be received by PPD as a result of the Recapitalization (as specified in the Merger Agreement) and a portion of future cash distributions, if any, to be received by the Company from its investments held at the time of the Recapitalization (the “Investment Portfolio”). Refer below for more information on the Additional Recapitalization Consideration.

In addition:

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Eagle II issued $550.0 million of senior unsecured notes, the proceeds of which were used to pay, in part, the cash consideration for the Recapitalization, the PPD Option Consideration and fees and expenses related to the Recapitalization. See Note 10, “Long-term Debt and Finance Lease Obligations” for additional information on the senior unsecured notes; and

•	the Company incurred $70.4 million of fees and expenses (“Transaction Costs”) related to the Recapitalization.
PPD Option Consideration and Special Cash Bonuses
The Company paid $194.5 million of PPD Option Consideration for the cash settlement of initial PPD Options, all formerly Jaguar I Options. The change in expected vesting resulted in a modification of certain initial PPD Options prior to the cash settlement and therefore resulted in incremental stock-based compensation being incurred. For the year ended December 31, 2017, the Company recognized $52.2 million of stock-based compensation expense for the vesting and cash settlement of initial PPD Options. Stock-based compensation expense recognized for initial PPD Options included $12.5 million for the remaining unrecognized stock-based compensation expense for the vesting of all initial PPD Options that were considered probable of vesting and $39.7 million of incremental stock-based compensation expense for liquidity event-based and certain performance-based initial PPD Options, each of which had its expected vesting changed from improbable to probable. Other previously vested initial PPD Options, comprised of time-based and certain performance-based options, were treated as a cash settlement of initial PPD Options because the PPD Option Consideration paid was equal to the fair value of such options. The cash settlement of initial PPD Options resulted in a $142.3 million direct increase to the Company’s accumulated deficit. The Company also paid $28.1 million for the cash settlement of the Special Cash Bonuses. For the year ended December 31, 2017, the Company recognized $6.7 million of compensation expense for the Special Cash Bonuses.
The stock-based compensation expense and Special Cash Bonuses expense were recorded as a component of recapitalization costs on the consolidated statements of operations. Prior to the Recapitalization, the Company recognized $2.1 million and $2.5 million of stock-based compensation expense and compensation expense, respectively, in 2017 for the former Jaguar I Options and the Special Cash Bonuses and had not recognized any compensation expense for liquidity event-based options because a liquidity event, as defined in the Jaguar I Plan, had not occurred. Additionally, the Company recognized $7.1 million of compensation cost for payroll taxes related to the cash and share settlement of all initial PPD Options and the Special Cash Bonuses, which was also included as a component of recapitalization costs on the consolidated statements of operations.
There were no stock-based awards granted under the Jaguar I Plan during 2017 and the Jaguar I Plan had 25.0 million stock options outstanding prior to the transactions described above. As a result of the Recapitalization, all outstanding awards were vested and settled (as indicated above) and the Jaguar I Plan was terminated and replaced by the Eagle Holding Company I 2017 Equity Incentive Plan (the “Eagle I Plan”). For additional information on the Eagle I Plan see Note 4, “Stock-based Compensation.”
Deferred Recapitalization Payment
PPD recognized a $2.0 billion current liability on May 11, 2017, for the Deferred Recapitalization Payment. On the Deferred Payment Date, PPD extinguished the mandatorily redeemable liability with the $2.0 billion cash equity contribution received from affiliates of Carlyle and affiliates of H&F in exchange for the issuance of 132.8 million shares of PPD voting common stock. The Deferred Recapitalization Payment and the cash equity contribution on the Deferred Payment Date were recorded to the Company’s accumulated deficit in accordance with the accounting guidance for recapitalizations. The shares associated with the Deferred Recapitalization Payment were treated as outstanding shares for purposes of determining basic and diluted EPS during 2017. See Note 18, “Earnings Per Share,” for additional information.

Recapitalization Tax Benefit Liability
Pursuant to the terms and conditions of the Merger Agreement, the Pre-Closing Holders were entitled to receive Additional Recapitalization Consideration to the extent certain tax benefits were deemed realized by PPD by way of a reduction in cash income taxes payable or receipt of a cash tax refund based on certain anticipated tax attributes related to the Recapitalization. These transaction tax benefits represent contractually negotiated consideration as part of the Merger Agreement (the “Recapitalization Tax Benefit Liability”).
During the year ended December 31, 2018, in connection with the filing of the Company’s 2017 U.S. Corporate Income Tax Return, the Company finalized the amount of the Recapitalization Tax Benefit Liability and distributed $108.3 million from the Company’s cash and cash equivalents on hand and no liability remained as of December 31, 2018.
Recapitalization Investment Portfolio Liability
Pursuant to the terms and conditions of the Merger Agreement, the Pre-Closing Holders are also entitled to receive Additional Recapitalization Consideration based on future payments, if any, received by the Company in respect of the Investment Portfolio. The Additional Recapitalization Consideration represents the right to receive future payments from the Company determined by reference to the cash proceeds received by the Company from the Investment Portfolio, net of taxes and other expenses of the Company deemed attributable to the Investment Portfolio and capital contributions made by the Company in respect of the Investment Portfolio after the Recapitalization (the “Recapitalization Investment Portfolio Liability”). The Recapitalization Investment Portfolio Liability represents an obligation that is estimated and probable to become distributable by transferring assets (i.e., cash) to the Pre-Closing Holders. The Company recorded the Recapitalization Investment Portfolio Liability as a long-term liability. If and when the Company is obligated to make a distribution to the Pre-Closing Holders, a portion of the liability will be reclassified to a current liability. Payments in respect of the Recapitalization Investment Portfolio Liability may be deferred if such payments would violate any covenant under the Company’s debt facilities or limit the ability of the Company to pay interest in cash under such debt facilities.
As of December 31, 2019 and 2018, PPD had $191.7 million and $198.5 million, respectively, recognized for the Recapitalization Investment Portfolio Liability on the consolidated balance sheets. The initial recognition of the Recapitalization Investment Portfolio Liability of $120.0 million recognized on May 11, 2017, resulted in an increase to the Company’s accumulated deficit in accordance with the accounting guidance for contingent consideration for an equity transaction. Changes in the Recapitalization Investment Portfolio Liability (based on changes in the fair value of the investments underlying the Investment Portfolio, net of taxes and other expenses as required by the Merger Agreement) are recognized as an increase or decrease to the liability with a corresponding increase or decrease in the Company’s accumulated deficit, as well as a deemed dividend on the Company’s statements of operations.
During the year ended December 31, 2018 and 2017, the Company paid $16.0 million and $10.5 million, respectively, in distributions related to the Recapitalization Investment Portfolio Liability. No distributions were made in respect of the Recapitalization Investment Portfolio Liability during 2019. Any payments made to the Pre-Closing Holders in respect of the Recapitalization Investment Portfolio Liability reduce such liability. The initial Recapitalization Investment Portfolio Liability and subsequent changes to such liability from changes in the Investment Portfolio were recorded as a non-cash financing activity. See Note 7, “Investments,” for additional information on the Company’s Investment Portfolio.
Recapitalization Transaction Costs
During the year ended December 31, 2017, the Company recognized $51.2 million of Transaction Costs related to the Recapitalization, consisting primarily of deal-related fees such as advisory and other professional fees incurred by and for the benefit of the Company. These Transaction Costs were recorded as a component of recapitalization costs on the consolidated statements of operations. Additionally, the Company recognized $7.3 million of Transaction Costs, consisting primarily of professional fees, as a direct increase to the Company’s accumulated deficit because the costs were paid by the Company for the benefit of and on behalf of affiliates of the Sponsors. Finally, the Company capitalized $11.9 million of debt issuance costs for the issuance of $550.0 million of new senior notes. See Note 10, “Long-term Debt and Finance Lease Obligations,” for additional information on the debt issuance costs.